TAXATION (Reconciliation of Accrued Unrecognized Tax Positions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
TAXATION
Balance at the beginning of year	¥ 98,984	$ 15,170	¥ 81,000
Changes based on tax positions related to the current year	(6,446)	(988)	21,238
Additions related to prior year tax position	2,171	333	548
Reversal related to prior year tax position	(20,304)	(3,112)	(2,810)
Decrease relating to expiration of applicable statute of limitation	(7,213)	(1,105)	(1,386)
Foreign currency translation	(2,099)	(322)	394
Balance at the end of year	¥ 65,093	$ 9,976	¥ 98,984